Income Taxes - Schedule of Provision for (Benefit from) Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Federal:
Current	$ 0	$ (1,181)	$ 0
Deferred	(56,212)	0	0
State:
Current	86	(62)	12
Deferred	(4,564)	0	0
Foreign:
Current	1,478	278	59
Deferred	(85)	0	0
Total	$ (59,297)	$ (965)	$ 71